FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09999

Dryden Core Investment Fund

(Exact name of registrant as specified in charter)

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Address of principal executive offices) (Zip Code)

Jonathan D. Shain, Esq.

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year-end: January 31, 2005

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record

The Dryden Core Investment Fund, comprising Short-Term Bond Series, Short-Term Municipal Bond Series, Taxable Money Market Series, Government Money Market Series and Treasury Money Market Series, held no voting securities during the period covered by this report. No records are attached.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Core Investment Fund

By

/s/ Judy A. Rice Judy A. Rice, President

Date: August 12, 2005